AMOUNT DUE TO DIRECTOR (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AMOUNT DUE TO DIRECTOR (Tables)
Schedule of due to related parties
	As of June 30, 2021	As of December 31, 2020

Related parties payable	$276,500	$276,500
Related party loan	140,000	140,000
Director fee payable	144,000	-
	$560,500	$416,500